Stock Options and Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stock Options and Warrants [Abstract]
STOCK OPTIONS AND WARRANTS

4. STOCK OPTIONS AND WARRANTS

2000 Stock Option Plan

On April 28, 2000, the Board of Directors adopted the 2000 Stock Option Plan.  Under the Plan, the Company may grant incentive stock options to employees and non-qualified stock options to employees, non-employee directors and/or consultants. The Plan provides for the granting of a maximum of 2,000,000 options to purchase common stock.  The ISO exercise price per share may not be less than the fair market value of a share on the date the option is granted.  The maximum term of the options may not exceed ten years.

During the three months ended March 31, 2015, 47,000 stock options were cancelled.

Warrants

During the three months ending March 31, 2015, the Company offered to reduce the exercise price of certain warrants of the Company to $0.50 as an incentive to the holders to exercise such warrants (“Warrant Price Reduction”). As a result of the Warrant Price Reduction, a total of 649,650 shares of our Common Stock were issued after exercise of these warrants in exchange for $324,825 of proceeds. Company determined that this transaction did not constitute a modification under ASC 718-10 or ASC 505-50 as it met the scope exceptions for a transaction with an investor.  Accordingly, no expense was recognized in connection with these transactions.

In March 2015, the Company received aggregate proceeds of $700,000 in exchange convertible notes and the issuance of 666,667 warrants with a five year life and an exercise price of $2.50 per share. The convertible notes are convertible into units, with each unit consisting of a share of common stock and a warrant with a five year life from the date of conversion and an exercise price of $1 per share, subject to certain anti-dilution provisions.

During the three months ending March 31, 2015, the Company sold an aggregate of 86,000 units at $1.00 per unit for aggregate proceeds of $86,000. Each unit consisted of one common share and one warrant. Each warrant is exercisable for a period of five years from the date of issuance, at $1.00 per share.

Note 7. Stock Options and Warrants

2000 Stock Option Plan

On April 28, 2000, the Board of Directors adopted the 2000 Stock Option Plan.  Under the Plan, the Company may grant incentive stock options to employees and non-qualified stock options to employees, non-employee directors and/or consultants.   The Plan provides for the granting of a maximum of 2,000,000 options to purchase common stock.  The ISO exercise price per share may not be less than the fair market value of a share on the date the option is granted.  The maximum term of the options may not exceed ten years.

A summary of stock option activity during the year ended December 31, 2014 and 2013 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number of	Average Exercise	Contractual Term	Aggregate Intrinsic
	Shares	Price	(in years)	Value
Outstanding as of December 31, 2012	137,000	$9.70	1.9	$-
Granted	-
Cancelled	(32,000)	$10.06
Exercised	-
Outstanding as of December 31, 2013	105,000	$11.03	2.6	$-
Granted	-
Cancelled	(56,000)	$10.26
Exercised	-

Outstanding as of December 31, 2014	49,000	$11.01	1.8	$-

Exercisable as of December 31, 2014	49,000	$11.92	1.8	$-

The exercise price of these options range from $10.00 to $15.00 per share.

Warrants

A summary of warrant activity during the year ended December 31, 2014 and 2013 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number of	Average Exercise	Contractual Term	Aggregate Intrinsic
	Shares	Price	(in years)	Value
Outstanding as of December 31, 2012	2,007,083	$13.90	14.0	$-
Granted	17,639,700	$0.40
Cancelled	(24,750)	$5.56
Exercised	(65,050)	$13.36
Outstanding as of December 31, 2013	19,556,983	$3.60	4.7	$-
Granted	1,707,000	$2.50
Cancelled	(12,000)
Exercised	-

Outstanding as of December 31, 2014	21,251,983	$3.02	3.8	$-

Exercisable as of December 31, 2014	21,251,983	$3.02	3.8	$-

The exercise price of these warrants ranges from $2.50 to $17.50 per share.

During 2013, an aggregate of 65,050 warrants were exercised for cash proceeds of $176,819.

During 2014, the Company modified an aggregate of 860,150 of warrants to reduce their exercise price from a range of $12.00 to $17.50 per share to $2.50 per share.  All other terms and conditions remained the same.  The Company determined that this transaction did not constitute a modification under ASC 718-10 or ASC 505-50 as it met the scope exceptions for a transaction with an investor or lender.  Accordingly, no expense was recognized in connection with these transactions.